UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21731

Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Equity Premium Advantage Fund (JLA)
March 31, 2014

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS - 99.1%
	COMMON STOCKS - 99.1% (5)
	Aerospace & Defense - 1.4%
15,279	Boeing Company	$ 1,917,362
16,032	Honeywell International Inc.	1,487,128
15,314	United Technologies Corporation	1,789,288
	Total Aerospace & Defense	5,193,778
	Air Freight & Logistics - 0.6%
22,785	United Parcel Service, Inc., Class B	2,218,803
	Airlines - 0.3%
12,008	Delta Air Lines, Inc.	416,077
26,363	Southwest Airlines Co.	622,430
	Total Airlines	1,038,507
	Auto Components - 0.1%
10,102	American Axle & Manufacturing Holdings, Inc., (2)	187,089
	Automobiles - 0.5%
49,165	Ford Motor Company	766,974
14,597	Harley-Davidson, Inc.	972,306
	Total Automobiles	1,739,280
	Banks - 3.1%
149,582	Bank of America Corporation	2,572,810
34,216	Citigroup Inc.	1,628,682
38,673	JP Morgan Chase & Co.	2,347,838
33,171	U.S. Bancorp	1,421,709
66,560	Wells Fargo & Company	3,310,694
	Total Banks	11,281,733
	Beverages - 1.3%
36,625	Coca-Cola Company	1,415,923
15,729	Monster Beverage Corporation, (2)	1,092,379
24,602	PepsiCo, Inc.	2,054,267
	Total Beverages	4,562,569
	Biotechnology - 5.5%
55,224	Amgen Inc.	6,811,328
35,820	Celgene Corporation, (2)	5,000,472
113,472	Gilead Sciences, Inc., (2)	8,040,626
	Total Biotechnology	19,852,426
	Capital Markets - 1.4%
28,551	Bank of New York Company, Inc.	1,007,565
62,652	Charles Schwab Corporation	1,712,279
1,581	Goldman Sachs Group, Inc.	259,047
24,475	Morgan Stanley	762,886
17,346	Waddell & Reed Financial, Inc., Class A	1,277,013
	Total Capital Markets	5,018,790
	Chemicals - 1.1%
973	CF Industries Holdings, Inc.	253,603
18,504	Dow Chemical Company	899,109
22,041	E.I. Du Pont de Nemours and Company	1,478,951
10,514	Monsanto Company	1,196,178
4,219	Mosaic Company	210,950
	Total Chemicals	4,038,791
	Commercial Services & Supplies - 0.0%
10,378	R.R. Donnelley & Sons Company	185,766
	Communications Equipment - 4.0%
297,802	Cisco Systems, Inc.	6,673,743
97,720	QUALCOMM, Inc.	7,706,199
	Total Communications Equipment	14,379,942
	Consumer Finance - 0.5%
8,310	American Express Company	748,149
6,671	Capital One Financial Corporation	514,734
27,215	SLM Corporation	666,223
	Total Consumer Finance	1,929,106
	Containers & Packaging - 0.4%
19,780	Packaging Corp. of America	1,391,919
4,824	Sonoco Products Company	197,880
	Total Containers & Packaging	1,589,799
	Distributors - 0.1%
3,449	Genuine Parts Company	299,546
	Diversified Consumer Services - 0.2%
4,119	ITT Educational Services, Inc., (2)	118,133
21,475	Service Corporation International	426,923
	Total Diversified Consumer Services	545,056
	Diversified Financial Services - 0.8%
3,641	Berkshire Hathaway Inc., Class B, (2)	455,016
19,235	CME Group, Inc.	1,423,582
13,902	Moody’s Corporation	1,102,707
	Total Diversified Financial Services	2,981,305
	Diversified Telecommunication Services - 1.3%
56,804	AT&T Inc.	1,992,116
1	Frontier Communications Corporation	6
58,014	Verizon Communications Inc.	2,759,726
	Total Diversified Telecommunication Services	4,751,848
	Electric Utilities - 1.4%
23,579	Duke Energy Corporation	1,679,296
48,358	Great Plains Energy Incorporated	1,307,600
13,768	OGE Energy Corp.	506,112
28,722	Pinnacle West Capital Corporation	1,569,945
	Total Electric Utilities	5,062,953
	Electrical Equipment - 1.7%
29,489	Eaton PLC	2,215,214
11,265	Emerson Electric Company	752,502
11,238	Hubbell Incorporated, Class B	1,347,099
13,491	Rockwell Automation, Inc.	1,680,304
	Total Electrical Equipment	5,995,119
	Electronic Equipment, Instruments & Components - 0.6%
17,200	Amphenol Corporation, Class A	1,576,380
30,310	Corning Incorporated	631,054
	Total Electronic Equipment Instruments & Components	2,207,434
	Energy Equipment & Services - 1.4%
23,374	Cameron International Corporation, (2)	1,443,812
9,396	Diamond Offshore Drilling, Inc.	458,149
25,616	Halliburton Company	1,508,526
15,853	Schlumberger Limited	1,545,668
	Total Energy Equipment & Services	4,956,155
	Food & Staples Retailing - 1.7%
24,205	CVS Caremark Corporation	1,811,986
27,808	Kroger Co.	1,213,819
23,214	Walgreen Co.	1,532,820
19,233	Wal-Mart Stores, Inc.	1,469,978
	Total Food & Staples Retailing	6,028,603
	Food Products - 1.1%
10,080	Archer-Daniels-Midland Company	437,371
15,863	Kraft Foods Inc.	889,914
72,807	Mondelez International Inc.	2,515,482
	Total Food Products	3,842,767
	Gas Utilities - 0.4%
21,576	AGL Resources Inc.	1,056,361
15,026	Piedmont Natural Gas Company	531,770
	Total Gas Utilities	1,588,131
	Health Care Equipment & Supplies - 1.4%
20,612	Abbott Laboratories	793,768
12,342	Baxter International, Inc.	908,124
9,327	CareFusion Corporation, (2)	375,132
5,822	Covidien PLC	428,849
12,334	Hill Rom Holdings Inc.	475,352
10,331	Medtronic, Inc.	635,770
10,240	Saint Jude Medical Inc.	669,594
8,617	Zimmer Holdings, Inc.	814,996
	Total Health Care Equipment & Supplies	5,101,585
	Health Care Providers & Services - 2.9%
13,759	Brookdale Senior Living Inc., (2)	461,064
22,180	Cardinal Health, Inc.	1,552,156
45,146	Express Scripts Holding Company, (2)	3,390,013
1,520	McKesson Corporation	268,386
11,450	Omnicare, Inc.	683,222
12,175	Tenet Healthcare Corporation, (2)	521,212
14,614	UnitedHealth Group Incorporated	1,198,202
19,206	Universal Health Services, Inc., Class B	1,576,236
7,690	WellPoint Inc.	765,540
	Total Health Care Providers & Services	10,416,031
	Hotels, Restaurants & Leisure - 1.7%
20,714	Carnival Corporation	784,232
17,543	International Game Technology	246,655
22,319	McDonald’s Corporation	2,187,932
12,224	Starwood Hotels & Resorts Worldwide, Inc.	973,030
84,855	The Wendy’s Company	773,878
17,576	Tim Hortons Inc.	972,129
	Total Hotels, Restaurants & Leisure	5,937,856
	Household Durables - 0.8%
41,536	KB Home	705,697
36,936	Newell Rubbermaid Inc.	1,104,386
7,376	Whirlpool Corporation	1,102,417
	Total Household Durables	2,912,500
	Household Products - 0.7%
32,355	Procter & Gamble Company	2,607,813
	Industrial Conglomerates - 1.2%
8,803	3M Co.	1,194,215
13,006	Danaher Corporation	975,450
82,528	General Electric Company	2,136,650
	Total Industrial Conglomerates	4,306,315
	Insurance - 1.4%
12,439	American International Group, Inc.	622,074
824	Arch Capital Group Limited, (2)	47,413
29,248	Fidelity National Title Group Inc., Class A	919,557
24,192	Marsh & McLennan Companies, Inc.	1,192,666
13,163	Prudential Financial, Inc.	1,114,248
11,380	Travelers Companies, Inc.	968,438
	Total Insurance	4,864,396
	Internet & Catalog Retail - 3.9%
25,621	Amazon.com, Inc., (2)	8,621,980
10,391	Hosting Site Network, Inc.	620,654
3,853	The Priceline Group Inc., (2)	4,592,352
	Total Internet & Catalog Retail	13,834,986
	Internet Software & Services - 10.0%
19,016	Akamai Technologies, Inc., (2)	1,106,921
2,017	AOL Inc., Sponsored ADR, (2)	88,284
15,082	Baidu Inc., Sponsored ADR, (2)	2,298,195
78,589	eBay Inc., (2)	4,341,256
98,180	Facebook Inc., Class A Shares, (2)	5,914,363
16,044	Google Inc., Class A, (2)	17,881,199
19,941	IAC/InterActiveCorp.	1,423,588
83,457	Yahoo! Inc., (2)	2,996,106
	Total Internet Software & Services	36,049,912
	IT Services - 3.4%
45,367	Automatic Data Processing, Inc.	3,505,054
21,780	Fidelity National Information Services, Inc.	1,164,141
8,158	Global Payments Inc.	580,115
8,467	Infosys Technologies Limited, Sponsored ADR	458,742
6,639	International Business Machines Corporation	1,277,941
14,732	MasterCard, Inc.	1,100,480
58,743	Paychex, Inc.	2,502,452
7,718	Visa Inc.	1,666,007
	Total IT Services	12,254,932
	Life Sciences Tools & Services - 0.2%
15,384	Agilent Technologies, Inc.	860,273
	Machinery - 1.3%
9,726	Caterpillar Inc.	966,473
6,217	Deere & Company	564,504
22,531	Graco Inc.	1,683,967
16,187	SPX Corporation	1,591,344
	Total Machinery	4,806,288
	Media - 3.3%
19,288	CBS Corporation, Class B	1,191,998
49,965	DirecTV, (2)	3,818,325
2,751	Liberty Media Corporation, Class A, (2)	359,638
12,888	News Corporation, Class B Shares, (2)	215,230
20,124	Omnicom Group, Inc.	1,461,002
2,751	Starz, Class A, (2)	88,802
5,242	Time Warner Cable, Class A	719,098
21,163	Time Warner Inc.	1,382,579
30,876	Walt Disney Company (The)	2,472,241
	Total Media	11,708,913
	Metals & Mining - 0.3%
4,949	AngloGold Ashanti Limited, Sponsored ADR, (2)	84,529
7,972	Cliffs Natural Resources Inc.	163,107
54,923	Companhia Siderurgica Nacional S.A, Sponsored ADR	239,464
5,432	Freeport-McMoRan Copper & Gold, Inc.	179,636
1,736	Newmont Mining Corporation	40,692
7,686	United States Steel Corporation	212,210
	Total Metals & Mining	919,638
	Multiline Retail - 0.3%
10,865	Family Dollar Stores, Inc.	630,279
4,575	J.C. Penney Company, Inc., (2)	39,437
4,511	Kohl’s Corporation	256,225
	Total Multiline Retail	925,941
	Multi-Utilities - 0.4%
21,316	Integrys Energy Group, Inc.	1,271,499
	Oil, Gas & Consumable Fuels - 3.8%
1,231	Anadarko Petroleum Corporation	104,340
9,342	Cabot Oil & Gas Corporation	316,507
30,857	Chevron Corporation	3,669,206
30,285	ConocoPhillips	2,130,550
51,660	Exxon Mobil Corporation	5,046,149
1,606	Marathon Oil Corporation	57,045
6,095	Occidental Petroleum Corporation	580,793
22,649	Phillips 66	1,745,332
1,685	Royal Dutch Shell PLC, Class A, Sponsored ADR	123,106
	Total Oil, Gas & Consumable Fuels	13,773,028
	Paper & Forest Products - 0.1%
10,899	International Paper Company	500,046
	Pharmaceuticals - 4.0%
31,305	AbbVie Inc.	1,609,077
11,739	Allergan, Inc.	1,456,810
40,636	Bristol-Myers Squibb Company	2,111,040
6,117	Eli Lilly and Company	360,047
13,675	Forest Laboratories, Inc., (2)	1,261,792
3,397	GlaxoSmithKline PLC, Sponsored ADR	181,502
20,631	Johnson & Johnson	2,026,583
727	Mallinckrodt PLC, (2)	46,099
42,375	Merck & Co., Inc.	2,405,629
3,747	Novartis AG, Sponsored ADR	318,570
80,536	Pfizer Inc.	2,586,816
	Total Pharmaceuticals	14,363,965
	Professional Services - 0.8%
18,950	Manpower Inc.	1,493,829
30,314	Robert Half International Inc.	1,271,672
	Total Professional Services	2,765,501
	Real Estate Investment Trust - 1.2%
18,413	Apartment Investment & Management Company, Class A	556,441
9,319	Crown Castle International Corporation	687,556
28,958	CubeSmart	496,919
4,590	Developers Diversified Realty Corporation	75,643
40,126	Senior Housing Properties Trust	901,631
25,511	Ventas Inc.	1,545,201
	Total Real Estate Investment Trust	4,263,391
	Road & Rail - 0.2%
23,916	CSX Corporation	692,847
	Semiconductors & Semiconductor Equipment - 5.6%
54,140	Advanced Micro Devices, Inc., (2)	217,101
40,773	Altera Corporation	1,477,614
25,698	Analog Devices, Inc.	1,365,592
65,680	Applied Materials, Inc.	1,341,186
1,253	ASML Holding NV, Sponsored ADR	116,980
47,386	Atmel Corporation, (2)	396,147
44,195	Broadcom Corporation, Class A	1,391,259
4,697	Cree, Inc., (2)	265,662
11,761	Cypress Semiconductor Corporation, (2)	120,785
28,948	Fairchild Semiconductor International Inc., Class A, (2)	399,193
17,789	Integrated Device Technology, Inc., (2)	217,559
315,366	Intel Corporation	8,139,597
2,596	Intersil Holding Corporation, Class A	33,540
8,733	Lam Research Corporation, (2)	480,315
45,919	Linear Technology Corporation	2,235,796
35,700	LSI Logic Corporation	395,199
76,193	NVIDIA Corporation	1,364,617
5,819	SunEdison Inc., (2)	109,630
2,774	Taiwan Semiconductor Manufacturing Company Limited, Sponsored ADR	55,535
	Total Semiconductors & Semiconductor Equipment	20,123,307
	Software - 8.2%
62,768	Activision Blizzard Inc.	1,282,978
43,455	Adobe Systems Incorporated, (2)	2,856,732
31,158	Autodesk, Inc., (2)	1,532,350
62,885	CA Inc.	1,947,548
33,659	Cadence Design Systems, Inc., (2)	523,061
467,270	Microsoft Corporation	19,153,398
55,320	Oracle Corporation	2,263,141
	Total Software	29,559,208
	Specialty Retail - 1.7%
1,126	Best Buy Co., Inc.	29,738
16,073	Gap, Inc.	643,884
26,305	Home Depot, Inc.	2,081,515
29,574	L Brands, Inc.	1,678,916
2,484	Lowe’s Companies, Inc.	121,468
10,184	TJX Companies, Inc.	617,660
23,096	Urban Outfitters, Inc., (2)	842,311
	Total Specialty Retail	6,015,492
	Technology Hardware, Storage & Peripherals - 8.5%
49,889	Apple, Inc.	26,777,423
28,119	EMC Corporation	770,742
19,045	Hewlett-Packard Company	616,296
24,916	Western Digital Corporation	2,287,787
	Total Technology Hardware, Storage & Peripherals	30,452,248
	Textiles, Apparel & Luxury Goods - 0.2%
13,384	Coach, Inc.	664,649
	Thrifts & Mortgage Finance - 0.0%
1,712	Tree.com Inc., (2)	53,140
	Tobacco - 0.7%
20,575	Altria Group, Inc.	770,122
20,620	Philip Morris International	1,688,159
	Total Tobacco	2,458,281
	Total Long-Term Investments (cost $184,447,556)	355,939,277

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS - 3.7%
$ 13,157	Repurchase Agreement with Fixed Income Clearing Corportation, dated 3/31/14, repurchase price $13,157,036, collateralized by $11,165,000 U.S. Treasury Bonds, 4.625%, due 2/15/40, value $13,425,913	0.000%	4/01/14	$ 13,157,036
	Total Short-Term Investments (cost $13,157,036)			13,157,036
	Total Investments (cost $197,604,592) - 102.8%			369,096,313
	Other Assets Less Liabilities - (2.8)% (3)			(10,220,399)
	Net Assets - 100%			$ 358,875,914

Investments in Derivatives as of March 31, 2014

Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Description	Amount (4)	Date	Price	Value (3)
(64)	MINI-NASDAQ-100 Index	$ (23,200,000)	4/11/14	$ 3,625	$ (163,840)
(61)	MINI-NASDAQ-100 Index	(22,112,500)	4/19/14	3,625	(205,570)
(118)	MINI-NASDAQ-100 Index	(43,070,000)	4/19/14	3,650	(284,970)
(62)	MINI-NASDAQ-100 Index	(22,785,000)	4/19/14	3,675	(102,920)
(60)	MINI-NASDAQ-100 Index	(21,600,000)	4/25/14	3,600	(339,300)
(57)	MINI-NASDAQ-100 Index	(20,947,500)	5/17/14	3,675	(221,160)
(59)	MINI-NASDAQ-100 Index	(21,830,000)	5/17/14	3,700	(178,770)
(113)	S&P 500® Index	(21,187,500)	4/04/14	1,875	(91,530)
(109)	S&P 500® Index	(20,110,500)	4/11/14	1,845	(364,060)
(108)	S&P 500® Index	(19,710,000)	4/19/14	1,825	(558,360)
(178)	S&P 500® Index	(32,930,000)	4/19/14	1,850	(565,150)
(112)	S&P 500® Index	(21,000,000)	4/19/14	1,875	(172,480)
(105)	S&P 500® Index	(19,425,000)	5/17/14	1,850	(448,875)
(116)	S&P 500® Index	(21,750,000)	5/17/14	1,875	(314,940)
(111)	S&P 500® Index	(21,090,000)	5/17/14	1,900	(166,500)
(1,433)	Total Call Options Written (premiums received $6,641,195)	$ (352,748,000)			$ (4,178,425)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 355,939,277	$ –	$ –	$ 355,939,277
Short-Term Investments:
Repurchase Agreements	–	13,157,036	–	13,157,036
Derivatives:
Options Written	(4,178,425)	–	–	(4,178,425)
Total	$ 351,760,852	$ 13,157,036	$ –	$ 364,917,888
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $197,605,357.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation				$ 172,450,106
Depreciation				(959,150)

Net unrealized appreciation (depreciation) of investments				$ 171,490,956

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Advantage Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014